GOING CONCERN (Details Narrative) (USD $)	2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (18,425)	$ (74,829)	$ (70,505)	$ (91,839)	$ (167,190)	$ (237,173)	$ (404,363)